LEASES	6 Months Ended
Mar. 31, 2024
Leases
LEASES

NOTE 14 — LEASES

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	March 31, 2024	September 30, 2023

Operating lease right-of-use assets	$165,636	$166,649
Right-of-use assets - accumulated amortization	(44,928)	(21,748)
Right-of-use assets, net	$120,708	$144,901

Operating lease liabilities – current	$48,426	$47,537
Operating lease liabilities – non-current	72,282	97,364
Total operating lease liabilities	$120,708	$144,901

During the six months ended March 31, 2024 and 2023, the Company incurred total ASC 842 operating lease expenses of $26,829 and $40,800, respectively.

Office leases

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424). In the end of April 2022, the Company terminated the sub-tenancy agreements with Zenapp, and entered into lease agreements directly with Berjaya Steel Works Sdn Bhd and Woon Chun Yin for a term of one year from May 1, 2022 to April 30, 2023 with the monthly rent of MYR6,288, MYR6,288, and MYR6,800, respectively (approximately $1,460, $1,460, and $1,580, respectively). There was no penalty for the early termination of the sub-tenancy agreements. The sub-tenancy agreements with Woon Chun Yin may be renewed for successive two-year terms. In April 2023, the Company renewed the office lease agreement for an additional two years with a lease maturity date in April 2025, with the monthly rent of MYR6,700, MYR6,700, and MYR7,100, respectively (approximately $1,500, $1,500, and $1,590, respectively).

The weighted average remaining lease terms and discount rates for all of office leases were as follows as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term	2.42 years	2.91 years
Weighted average discount rate *	5.0%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

As of March 31, 2024, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2025	$47,443
2026	52,396
2027	20,904
2028	1,503
Total future minimum lease payments	122,246
Less: imputed interest	(2,884)
Total	$119,362

Equipment leases

Effective as of June 20, 2020, the Company entered into a 60-month lease for a photocopier. The monthly rent is approximately $95.

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.17 years	1.67 years
Weighted average discount rate *	5.0%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

As of March 31, 2024, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2024	$1,113
2025	278
Total future minimum lease payments	1,391
Less: imputed interest	(45)
Total	$1,346